Consolidated Statements of Earnings - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest income:
Interest and fees on loans	$ 113,224,000	$ 105,783,000	$ 94,917,000
Interest and dividends on securities:
Taxable securities	7,272,000	8,559,000	6,158,000
Exempt from Federal income taxes	1,102,000	773,000	1,020,000
Interest on loans held for sale	616,000	325,000	184,000
Interest on Federal funds sold	56,000	275,000	83,000
Interest on interest bearing deposits	582,000	2,164,000	979,000
Interest and dividends on restricted equity securities	116,000	198,000	184,000
Total interest income	122,968,000	118,077,000	103,525,000
Interest expense:
Interest on negotiable order of withdrawal accounts	1,314,000	2,311,000	1,823,000
Interest on money market accounts and other savings accounts	4,163,000	6,855,000	4,231,000
Interest on certificates of deposit and individual retirement accounts	10,939,000	12,896,000	7,944,000
Interest on securities sold under repurchase agreements	0	0	16,000
Interest on Federal funds purchased	0	4,000	4,000
Interest on Federal Home Loan Bank advances	967,000	581,000	0
Total interest expense	17,383,000	22,647,000	14,018,000
Net interest income before provision for loan losses	105,585,000	95,430,000	89,507,000
Provision for loan losses	9,696,000	2,040,000	4,298,000
Net interest income after provision for loan losses	95,889,000	93,390,000	85,209,000
Non-interest income	33,140,000	28,349,000	25,248,000
Non-interest expense	80,919,000	74,628,000	69,080,000
Earnings before income taxes	48,110,000	47,111,000	41,377,000
Income taxes	9,618,000	11,067,000	8,783,000
Net earnings	$ 38,492,000	$ 36,044,000	$ 32,594,000
Basic earnings per common share (in dollars per share)	$ 3.52	$ 3.36	$ 3.09
Diluted earnings per common share (in dollars per share)	$ 3.51	$ 3.35	$ 3.08
Weighted average common shares outstanding:
Basic (in shares)	10,927,065	10,743,269	10,564,172
Diluted (in shares)	10,953,746	10,761,467	10,572,221